OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
The Company operates in Côte d’Ivoire (Bonikro mine and Agbaou mine), Mali (Sadiola and Korali-Sud mines), Ethiopia (Kurmuk project) and has its Corporate office in Canada.

The following table provides the Company’s results by operating segment in the way information is provided to and used by the Company’s chief operating decision maker, being the Company's senior executive group, to make decisions about the allocation of resources to the segments and assess their performance. The Company considers each of its operational mines to be a separate segment, with the exception of the Bonikro and Hiré mining licenses and the Sadiola and Korali-Sud mining licenses, which each form a single segment due to the interrelationships in the operations of the mines and operate as the Bonikro and Sadiola mines, respectively. Corporate legal entities are aggregated and presented together as part of the "other" segment on the basis of them sharing similar economic characteristics at December 31, 2025.

Year ended December 31, 2025	Sadiola mine	Bonikro mine	Agbaou mine	Total
Country of Operation	Mali	Côte d’Ivoire	Côte d’Ivoire
Revenue	$734,156	$319,423	$278,245	$1,331,824
Cost of sales, excluding DDA	(466,005)	(140,712)	(146,822)	(753,539)
DDA	(23,029)	(33,284)	(15,430)	(71,743)
Gross profit	$245,122	$145,427	$115,993	$506,542
Site exploration and evaluation expenses	$(11,919)	$(578)	$(423)	$(12,920)
Corporate Adjustments
General and administrative expenses				$(120,794)
Exploration and evaluation expense overhead				$(3,570)
Loss on revaluation of financial instruments				$(69,391)
Other losses				$(35,964)
Net earnings before finance costs and income tax				$263,903
Finance costs				$(26,550)
Net earnings before income tax				$237,353

Year ended December 31, 2024	Sadiola mine	Bonikro mine	Agbaou mine	Total
Country of Operation	Mali	Côte d’Ivoire	Côte d’Ivoire
Revenue	$334,584	$206,908	$188,890	$730,382
Cost of sales, excluding DDA	(193,176)	(113,356)	(155,995)	(462,527)
DDA	(6,183)	(33,464)	(7,974)	(47,621)
Gross profit	$135,225	$60,088	$24,921	$220,234
Site exploration and evaluation expenses	$(13,298)	$(2,680)	$(7,840)	$(23,818)
Corporate Adjustments
General and administrative expenses				$(63,149)
Gain on revaluation of financial instruments				$5,836
Other losses				$(125,193)
Net earnings before finance costs and income tax				$13,910
Finance costs				$(19,276)
Net loss before income tax				$(5,366)

During the year ended December 31, 2024 the Sadiola segment recognized $27.2 million and $75.8 million to other losses, for the impairment of VAT receivable and other matters related to the protocol agreement signed with the Government of Mali (note 10), respectively. A further $37.3 million was recorded as a current income tax expense.

Balances at December 31, 2025	Sadiola mine	Bonikro mine	Agbaou mine	Kurmuk project	Corporate and other	Total
Country of Operation	Mali	Côte d’Ivoire	Côte d’Ivoire	Ethiopia
Current assets	$295,796	$83,125	$104,782	$2,224	$277,782	$763,709
Non-current assets(1)	322,691	226,925	70,371	707,685	32,298	1,359,970
Total assets	$618,487	$310,050	$175,153	$709,909	$310,080	$2,123,679

Current liabilities	$246,720	$105,528	$96,840	$68,224	$471,252	$988,564
Non-current liabilities	153,639	48,997	62,136	34,322	331,342	630,436
Total liabilities	$400,359	$154,525	$158,976	$102,546	$802,594	$1,619,000
(1) Non-current assets are predominantly comprised of MPP&E

Balances at December 31, 2024	Sadiola mine	Bonikro mine	Agbaou mine	Kurmuk project	Corporate and other	Total
Country of Operation	Mali	Côte d’Ivoire	Côte d’Ivoire	Ethiopia
Current assets	$182,712	$33,599	$31,352	$3,269	$198,354	$449,286
Non-current assets(1)	241,046	167,271	55,961	373,605	32,685	870,568
Total assets	$423,758	$200,870	$87,313	$376,874	$231,039	$1,319,854

Current liabilities	$180,867	$60,534	$55,602	$26,469	$161,531	$485,003
Non-current liabilities	97,606	42,912	52,474	43,488	182,074	418,554
Total liabilities	$278,473	$103,446	$108,076	$69,957	$343,605	$903,557
(1) Non-current assets are predominantly comprised of MPP&E